Fair Value Measurements - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member] | Derivative Warrant Liabilities [Member] | Public Warrants Member [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 23,812,670	$ 43,508,330
Level 1 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account	575,487,805
Level 1 [Member] | US Treasury Securities [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities		575,282,641
Level 3 [Member] | Derivative Warrant Liabilities [Member] | Private Warrants Member [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 28,660,780	$ 22,003,330